Document and Entity Information	Aug. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2023
Entity Registrant Name	Techpoint, Inc.
Entity Central Index Key	0001556898
Entity Emerging Growth Company	false
Entity File Number	000-55843
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0806545
Entity Address, Address Line One	2550 N. First Street
Entity Address, Address Line Two	#550
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	324-0588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Japanese Depositary Shares, each representing oneshare of Common Stock, $0.0001 par value per share
Trading Symbol	M-6697
Security Exchange Name	NONE